Transamerica Long Credit Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retail Class [Member] | Transamerica Long Credit | A
Prospectus [Line Items]
Annual Return [Percent]	6.81%	(2.43%)